CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31, 2019	December 31, 2018
Cash	$164,470	$209,518
Short-term investments	339,177	209,694
	$503,647	$419,212